Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Details) (Parenthetical) - shares		6 Months Ended	12 Months Ended
	Nov. 26, 2019	Jun. 30, 2021	Dec. 31, 2020
Unsecured Promissory Note [Member]
Business Acquisition [Line Items]
Business combination transfer percentage			4.00%
Unsecured Convertible Promissory Note [Member]
Business Acquisition [Line Items]
Business combination transfer percentage			4.00%
Coastal Pride Company, Inc [Member]
Business Acquisition [Line Items]
Business combination number of shares	1,295,000		1,295,000
Taste of BC Aquafarms Inc [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business combination number of shares		987,741
Number of shares issued in escrow		344,957